Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Income Tax Expense

	December 31, 2017	December 31, 2016
Current federal	$1,133	$187
Deferred federal (1)	3	623
Revaluation of net deferred tax assets	979	-
Total	$2,115	$810

(1)	Includes tax benefit of operating loss carryforwards of $52 and $717 for the years ended December 31, 2017 and 2016, respectively.

Effective Tax Rates Differ from Federal Statutory Rate

	December 31, 2017	December 31, 2016
Federal Statutory rate times financial statement income (loss)	$1,177	$829
Effect of:
Stock compensation	(49)	6
Bank owned life insurance income	(46)	(45)
Revaluation of net deferred tax assets	979	-
Other	54	20
	$2,115	$810
Effective tax rate	61%	33%

Deferred Tax Assets and Liabilities

	2017	2016
Deferred tax assets:
Allowance for loan and lease losses	$997	$1,575
Compensation related issues	274	353
Deferred loan fees	100	155
AMT Credit	-	50
Nonaccrual interest	45	41
Net operating loss carry forward	501	863
Other	42	70
	1,959	3,107
Deferred tax liability:
FHLB stock dividend	226	366
Mortgage servicing rights	1	2
Depreciation	36	47
Prepaid expenses	51	63
Mark-to-market loans	-	2
	314	480
Net deferred tax asset	$1,645	$2,627